Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2022	December 31, 2021

Office and electronic equipment	$328,305	$355,937
Vehicle	765,250	744,581
Furniture and leasehold improvement	31,285	29,498
Office building	8,457,598	9,238,795
Construction in process	599,319	-
Less: accumulated depreciation	(758,044)	(464,522)
Total	$9,423,713	$9,904,289

The Company acquired an office building in Jiangsu, China on November 17, 2021, the total building is 6,840.41 square meter with 4 floors, which will be used for the Company’s operations.

Construction in progress represent ongoing construction for the office building mentioned above. The construction was to install elevator, HVAC, electrical system and office construction for the third and fourth floor of the office building to get the office space ready for use. The construction is expected to be completed in August 2023. The first and second floor was already ready to use when the Company acquired the building. As such, depreciation expenses for the building for the year ended December 31, 2022 was recorded for the first and second floor of the building which was ready for use.

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $340,296, $186,551 and $122,409, respectively.